CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 39,500	$ 37,012	$ 17,341
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(4,621)	(2,935)	(12,918)
Other comprehensive loss, net of tax	(4,621)	(2,935)	(12,918)
Comprehensive income	34,879	34,077	4,423
Less: comprehensive income attributable to non-controlling interests	(1,719)	(2,877)	(1,267)
Comprehensive income attributable to the Company	$ 33,160	$ 31,200	$ 3,156